Employee Benefit Plans	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
The Company sponsors both a noncontributory defined benefit pension plan and a postretirement benefit plan (“Plans”). The defined benefit pension plan covers substantially all employees and benefits fully vest after 5 years of credited service. Benefits paid to retirees are based on age at retirement, years of service and average compensation. The postretirement benefit plan provides certain healthcare, supplemental retirement and life insurance benefits to retired employees who meet specific age and service requirements. Employees hired prior to January 1, 2000 are eligible to participate in the postretirement benefit plan. Employees must have a minimum of 10 years of service and retire after attaining the age of 55 in order to vest in the postretirement plan. Retiree contributions to the plan are based on the number of years of service to the Company as determined under the defined benefit plan.
Employers who sponsor defined benefit plans must recognize the funded status of defined benefit pension and other postretirement plans as an asset or liability in its statement of financial position and recognize changes in that funded status in the year in which the changes occur through comprehensive income. For pension plans, the benefit obligation is the projected benefit obligation, and for other postretirement plans, the benefit obligation is the accumulated benefit obligation. The Company established a regulatory asset for the portion of the obligation expected to be recovered in rates in future periods. The regulatory asset is adjusted for the amortization of the transition obligation and recognition of actuarial gains and losses. The portion of the obligation attributable to the unregulated operations of the holding company is recognized in other comprehensive income.
The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company’s financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Accumulated benefit obligation	$17,909,824	$18,993,062	$13,028,628	$13,707,308
Change in benefit obligation:
Benefit obligation at beginning of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Service cost	634,892	521,701	213,131	195,777
Interest cost	946,247	953,197	531,845	592,359
Actuarial (gain) loss	(3,105,394)	3,445,737	(939,539)	1,128,635
Benefit payments, net of retiree contributions	(577,427)	(518,102)	(484,118)	(394,781)
Benefit obligation at end of year	$21,468,769	$23,570,451	$13,028,628	$13,707,309
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605
Actual return on plan assets, net of taxes	2,215,308	2,488,760	1,075,052	1,184,304
Employer contributions	1,100,000	1,100,000	850,000	850,000
Benefit payments, net of retiree contributions	(577,427)	(518,102)	(484,118)	(394,781)
Fair value of plan assets at end of year	$18,801,262	$16,063,381	$10,114,062	$8,673,128
Funded status	$(2,667,507)	$(7,507,070)	$(2,914,566)	$(5,034,181)
Amounts recognized in the balance sheets consist of:
Noncurrent liabilities	$(2,667,507)	$(7,507,070)	$(2,914,566)	$(5,034,181)
Amounts recognized in accumulated other comprehensive loss:
Transition obligation, net of tax	$—	$—	$—	$22,303
Net actuarial loss, net of tax	591,195	1,568,916	327,493	549,335
Total amounts included in other comprehensive loss, net of tax	$591,195	$1,568,916	$327,493	$571,638
Amounts deferred to a regulatory asset:
Transition obligation	$—	$—	$—	$105,699
Net actuarial loss	2,581,852	5,719,060	1,869,422	3,315,566
Amounts recognized as regulatory assets	$2,581,852	$5,719,060	$1,869,422	$3,421,265

The Company expects that approximately $42,000, before tax, of accumulated other comprehensive loss will be recognized as a portion of net periodic benefit costs in fiscal 2014 and approximately $184,000 of amounts deferred as regulatory assets will be amortized and recognized in net periodic benefit costs in fiscal 2014.
The Company amortized the unrecognized transition obligation over 20 years ending in June 2013.
The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2013, 2012 and 2011.

	Pension Plan			Postretirement Plan
	2013	2012	2011	2013	2012	2011
Assumptions used to determine benefit obligations:
Discount rate	4.82%	4.06%	5.04%	4.73%	3.95%	4.96%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Assumptions used to determine benefit costs:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%	5.11%	5.11%	5.09%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company, with input from the plans actuaries and investment advisors, considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of each plan’s portfolio. This resulted in the selection of the corresponding long-term rate of return assumptions used for each plan’s assets.
Components of net periodic benefit cost are as follows:

	Pension Plan			Postretirement Plan
	2013	2012	2011	2013	2012	2011
Service cost	$634,892	$521,701	$479,236	$213,131	$195,777	$194,842
Interest cost	946,247	953,197	908,873	531,845	592,359	579,976
Expected return on plan assets	(1,184,787)	(959,178)	(928,207)	(452,383)	(367,359)	(357,278)
Amortization of unrecognized transition obligation	—	—	—	141,671	188,892	188,892
Recognized loss	578,263	475,414	327,173	241,747	239,387	201,151
Net periodic benefit cost	$974,615	$991,134	$787,075	$676,011	$849,056	$807,583

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2013, 2012 and 2011 are presented below:

	Pre 65			Post 65
	2013	2012	2011	2013	2012	2011
Health care cost trend rate assumed for next year	9.00%	9.00%	10.00%	5.00%	6.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2016	2017	2013	2013	2013

The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1% Increase	1% Decrease
Effect on total service and interest cost components	$130,000	$(105,000)
Effect on accumulated postretirement benefit obligation	1,911,000	(1,568,000)

The primary objectives of the Plan’s investment policy are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans’ actuarial assumptions, achieve asset returns that are competitive with like institutions employing similar investment strategies and meet expected future benefits in both the short-term and long-term. The investment policy provides for a range of investment allocations to allow for flexibility in responding to market conditions. The investment policy is periodically reviewed by the Company and a third-party fiduciary for investment matters.
The Company’s target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2013 and 2012 were:

	Pension Plan			Postretirement Plan
	Target	2013	2012	Target	2013	2012
Asset category:
Equity securities	60%	63%	59%	50%	62%	60%
Debt securities	40%	37%	38%	50%	36%	39%
Cash	—%	—%	3%	—%	1%	1%
Other	—%	—%	—%	—%	1%	—%

The assets of the plans are invested in mutual funds. The Company uses the fair value hierarchy described in Note 1 to classify these assets. The mutual funds are included under Level 2 in the fair value hierarchy as their fair values are determined based on individual prices for each security that comprises the mutual funds. Most all of the individual investments are determined based on quoted market prices for each security; however, certain fixed income securities and other investments are not actively traded and are valued based on similar investments. The following table contains the fair value classifications of the benefit plan assets:

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$66,084	$66,084	$—	$—
Common and Collective Trust and Pooled Funds:
Bonds
Domestic Fixed Income	2,043,005	—	2,043,005	—
Equities
Domestic Large Cap Growth	2,769,927	—	2,769,927	—
Domestic Large Cap Value	3,430,746	—	3,430,746	—
Domestic Small/Mid Cap Core	1,770,381	—	1,770,381	—
Mutual Funds:
Bonds
Domestic Fixed Income	4,326,814	—	4,326,814	—
Foreign Fixed Income	597,799	—	597,799	—
Equities
Domestic Large Cap Growth	2,115,392	—	2,115,392	—
Foreign Large Cap Value	698,554	—	698,554	—
Foreign Large Cap Core	982,560	—	982,560	—
Total	$18,801,262	$66,084	$18,735,178	$—

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$522,626	$522,626	$—	$—
Common and Collective Trust
Bonds
Domestic Fixed Income	2,040,204	—	2,040,204	—
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	—	3,349,538	—
Foreign Fixed Income	631,442	—	631,442	—
Equities
Domestic Large Cap Growth	3,101,385	—	3,101,385	—
Domestic Large Cap Value	3,114,649	—	3,114,649	—
Domestic Small/Mid Cap Core	1,414,211	—	1,414,211	—
Foreign Large Cap Growth	661,895	—	661,895	—
Foreign Large Cap Core	1,227,431	—	1,227,431	—
Total	$16,063,381	$522,626	$15,540,755	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$124,350	$124,350	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	3,448,416	—	3,448,416	—
Foreign Fixed Income	214,528	—	214,528	—
Equities
Domestic Large Cap Growth	2,277,582	—	2,277,582	—
Domestic Large Cap Value	1,671,591	—	1,671,591	—
Domestic Small/Mid Cap Growth	480,438	—	480,438	—
Domestic Small/Mid Cap Value	467,661	—	467,661	—
Domestic Small/Mid Cap Core	35,809	—	35,809	—
Foreign Large Cap Growth	420,153	—	420,153	—
Foreign Large Cap Value	386,684	—	386,684	—
Foreign Large Cap Core	534,747	—	534,747	—
Other	52,103	—	52,103	—
Total	$10,114,062	$124,350	$9,989,712	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$63,991	$63,991	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	—	3,121,786	—
Foreign Fixed Income	226,562	—	226,562	—
Equities
Domestic Large Cap Growth	1,597,675	—	1,597,675	—
Domestic Large Cap Value	1,719,786	—	1,719,786	—
Domestic Small/Mid Cap Growth	367,369	—	367,369	—
Domestic Small/Mid Cap Value	381,378	—	381,378	—
Domestic Small/Mid Cap Core	35,450	—	35,450	—
Foreign Large Cap Growth	381,020	—	381,020	—
Foreign Large Cap Core	727,867	—	727,867	—
Other	50,244	—	50,244	—
Total	$8,673,128	$63,991	$8,609,137	$—

Each mutual fund has been categorized based on its primary investment strategy.
The Company expects to contribute $500,000 to its pension plan and $500,000 to its postretirement benefit plan in fiscal 2014.
The following table reflects expected future benefit payments:

Fiscal year ending September 30	Pension Plan	Postretirement Plan
2014	$608,543	$556,997
2015	631,566	588,359
2016	641,345	624,335
2017	678,723	622,733
2018	753,561	613,201
2019-2023	5,264,988	3,549,388

The Company also sponsors a defined contribution plan (“401k Plan”) covering all employees who elect to participate. Employees may contribute from 1% to 50% of their annual compensation to the 401k Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. The Company matches 100% of the participant’s first 4% of contributions and 50% on the next 2% of contributions. Company matching contributions were $306,382, $295,584 and $274,701 for 2013, 2012 and 2011, respectively.